Risks and Concentration - Summary of Accounts Receivable Concentration of Credit risk and Customers Contribution of Total Revenue (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration of Credit Risk | Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage		29.00%
Concentration of Credit Risk | Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%
Concentration of Credit Risk | Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%
Concentration of Credit Risk | Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%
Concentration of Credit Risk | Accounts Receivable | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%
Concentration of Credit Risk | Accounts Receivable | Customer F
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%
Concentration of Credit Risk | Accounts Receivable | Customer G
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%
Concentration of Credit Risk | Accounts Receivable | Customer H
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk | Total Revenue | Customer I
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Customer Concentration Risk | Total Revenue | Customer J
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%
Customer Concentration Risk | Total Revenue | Customer K
Concentration Risk [Line Items]
Concentration risk, percentage			11.00%